TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2024	2023
Deferred tax assets:

Goodwill and Intangible assets	$172	$227
Operating lease liabilities and others	24,744	28,558
Temporary differences related to inventory	5,475	9,068
Property and equipment	2,685	3,315
Net operating loss carry-forward, deductions and credits	13,301	10,451
Less-valuation allowance	(28,497)	(29,198)

Total deferred tax assets	17,880	22,421

Deferred tax liabilities:

Property and equipment	(2,591)	(2,844)
Intangible Assets	(595)	(1,533)
Operating lease right-of-use assets and others lease	(14,223)	(17,989)

Total deferred tax liabilities	(17,409)	(22,366)

Deferred tax assets, net	$471	$55

Schedule of Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2024	2023	2022

Loss before taxes on income	$(41,895)	$(86,959)	$(55,608)

Statutory tax rate in Israel	23%	23%	23%

Tax benefit at statutory rate	$(9,636)	$(20,001)	$(12,790)

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,128	9,996	2,622
Non-deductible expenses, net	822	1,818	10,745
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	882	419	(735)
Tax adjustment in respect of foreign subsidiaries' different tax rates	997	(1,120)	(239)
Provision for withholding tax assets	-	2,828	-
Uncertain tax position	(353)	-	-
Changes in valuation allowance	(701)	27,402	1,079
Others	(58)	(61)	76

Income tax expense	$1,081	$21,281	$758

Effective tax rate	(2.6%)	(24.5%)	(1.4%)

Per share amounts (basic and diluted) of the tax benefit resulting from a "Preferred Enterprise"	$0.26	$0.29	$(0.04)

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2024	2023	2022

Domestic	$(45,582)	$(38,831)	$(18,671)
Foreign	3,687	(48,128)	(36,937)

	$(41,895)	$(86,959)	$(55,608)

Schedule of Tax Expenses on Income
	Year ended December 31,
	2024	2023	2022

Current taxes	$1,498	$9,373	$6,832
Deferred taxes	(417)	11,908	(6,074)

	$1,081	$21,281	$758

Domestic	$1,258	$14,084	$436
Foreign	(177)	7,197	322

	$1,081	$21,281	$758

Schedule of Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2022	$3,773

Increase in tax positions for current year	(882)

Gross tax liabilities at December 31, 2022	2,891

Increase in tax positions for current year	-

Gross tax liabilities at December 31, 2023	2,891

Increase in tax positions for current year	700
Reductions in respect of settlements with authorities and statute of limitation	(1,918)

Gross tax liabilities at December 31, 2024	$1,673